SCHEDULE OF INVESTMENTS

Delaware Ivy Crossover Credit Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Communication Services

Cable & Satellite – 3.2%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 3.900%, 6-1-52	$750	$754
Cox Communications, Inc., 3.600%, 6-15-51(A)	650	682
		1,436

Integrated Telecommunication Services – 5.3%
AT&T, Inc.:
3.500%, 6-1-41	500	515
3.650%, 6-1-51	500	519
Sprint Corp., 7.875%, 9-15-23	750	827
Verizon Communications, Inc., 2.650%, 11-20-40	500	476
		2,337

Movies & Entertainment – 2.5%
Netflix, Inc., 5.875%, 2-15-25	1,000	1,125

Wireless Telecommunication Service – 1.1%
T-Mobile USA, Inc., 2.875%, 2-15-31	500	494

Total Communication Services - 12.1%		5,392

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.5%
PVH Corp., 4.625%, 7-10-25	1,000	1,090

Automotive Retail – 2.2%
AutoNation, Inc., 2.400%, 8-1-31	1,000	966

Casinos & Gaming – 1.1%
Genting New York LLC and Genny Capital, Inc., 3.300%, 2-15-26(A)	500	496

Homebuilding – 3.5%
NVR, Inc., 3.000%, 5-15-30	1,000	1,040
Toll Brothers Finance Corp. (GTD by Toll Brothers, Inc.), 3.800%, 11-1-29	500	538
		1,578

Total Consumer Discretionary - 9.3%		4,130

Consumer Staples

Food Retail – 1.2%
Alimentation Couche-Tard, Inc., 2.950%, 1-25-30(A)	500	517

Packaged Foods & Meats – 0.2%
Kraft Heinz Foods Co., 3.000%, 6-1-26	76	80

Tobacco – 2.3%
Imperial Brands Finance plc, 3.125%, 7-26-24(A)	1,000	1,034

Total Consumer Staples - 3.7%		1,631

Energy

Oil & Gas Exploration & Production – 1.8%
Canadian Natural Resources Ltd., 3.850%, 6-1-27	250	268
EQT Corp.:
3.000%, 10-1-22	250	253
6.625%, 2-1-25(B)	250	282
		803

Oil & Gas Storage & Transportation – 5.9%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	500	548
Cheniere Energy Partners L.P., 4.000%, 3-1-31	500	525
Energy Transfer L.P., 6.250%, 4-15-49	75	98
Energy Transfer Operating L.P., 5.300%, 4-15-47	250	291
Midwest Connector Capital Co. LLC, 4.625%, 4-1-29(A)	500	539
Williams Partners L.P., 4.850%, 3-1-48	500	609
		2,610
Total Energy - 7.7%		3,413

Financials

Asset Management & Custody Banks – 11.4%
Apollo Management Holdings L.P., 2.650%, 6-5-30(A)	1,000	1,010
Blue Owl Finance LLC, 3.125%, 6-10-31(A)	1,000	979
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.), 3.500%, 3-30-51	525	552
Jefferies Group LLC and Jefferies Group Capital Finance, Inc., 2.625%, 10-15-31	750	738
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50(A)	1,000	1,049
Owl Rock Capital Corp., 5.250%, 4-15-24	700	747
		5,075

Consumer Finance – 2.2%
Ford Motor Credit Co. LLC, 2.700%, 8-10-26	500	505
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 1.250%, 1-8-26	500	490
		995

Diversified Banks – 2.5%
Bank of America Corp., 1.898%, 7-23-31	1,000	958
U.S. Bancorp, 2.491%, 11-3-36	150	150
		1,108

Financial Exchanges & Data – 1.1%
Intercontinental Exchange, Inc., 2.100%, 6-15-30	500	497

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The), 2.383%, 7-21-32	1,000	985

Multi-Line Insurance – 1.2%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	500	516

Other Diversified Financial Services – 4.6%
Citigroup, Inc.:
2.572%, 6-3-31	500	505
5.000%, 3-12-69	500	516
JPMorgan Chase & Co.:
2.522%, 4-22-31	500	506
5.000%, 2-1-69	500	514
		2,041

Property & Casualty Insurance – 1.6%
First American Financial Corp., 2.400%, 8-15-31	750	735

Specialized Finance – 1.4%
LSEGA Financing plc, 2.500%, 4-6-31(A)	600	602

Total Financials - 28.2%		12,554

Health Care

Health Care Facilities – 3.8%
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.875%, 5-1-23	400	424
5.875%, 2-1-29	250	298
5.250%, 6-15-49	375	483
Universal Health Services, Inc., 1.650%, 9-1-26(A)	500	491
		1,696

Health Care Supplies – 0.4%
Dentsply Sirona, Inc., 3.250%, 6-1-30	190	201

Managed Health Care – 1.7%
Centene Corp., 2.450%, 7-15-28	750	740

Pharmaceuticals – 1.6%
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.), 3.300%, 9-2-40	700	699

Total Health Care - 7.5%		3,336

Industrials

Aerospace & Defense – 1.7%
Boeing Co. (The):
2.950%, 2-1-30	250	255
3.750%, 2-1-50	500	521
		776

Electrical Components & Equipment – 2.2%
Vontier Corp., 2.400%, 4-1-28(A)	1,000	968

Railroads – 1.3%
Canadian Pacific Railway Ltd., 2.450%, 12-2-31(C)	70	71
Kansas City Southern, 3.500%, 5-1-50	500	534
		605

Research & Consulting Services – 4.7%
CoStar Group, Inc., 2.800%, 7-15-30(A)	1,000	1,001
Thomson Reuters Corp., 3.350%, 5-15-26	500	532
Verisk Analytics, Inc., 3.625%, 5-15-50	500	545
		2,078

Total Industrials - 9.9%		4,427

Information Technology

Application Software – 4.7%
Autodesk, Inc.:
2.850%, 1-15-30	750	775
2.400%, 12-15-31	30	30
CDW LLC and CDW Finance Corp. (GTD by CDW Corp.):
2.670%, 12-1-26	55	56
3.276%, 12-1-28	175	180
3.569%, 12-1-31	70	73
Nuance Communications, Inc., 5.625%, 12-15-26	976	1,008
		2,122

Data Processing & Outsourced Services – 0.2%
Global Payments, Inc., 2.900%, 11-15-31	85	86

Semiconductors – 3.4%
Broadcom, Inc., 3.419%, 4-15-33(A)	500	525
Microchip Technology, Inc.:
0.972%, 2-15-24	250	248
0.983%, 9-1-24(A)	750	736
		1,509

Systems Software – 1.6%
ServiceNow, Inc., 1.400%, 9-1-30	750	699

Technology Hardware, Storage & Peripherals – 1.5%
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 6-1-23	625	654

Total Information Technology - 11.4%		5,070

Materials

Gold – 0.1%
Newmont Corp., 2.600%, 7-15-32	50	50

Total Materials - 0.1%		50

Real Estate

Industrial REITs – 1.1%
Avolon Holdings Funding Ltd., 3.250%, 2-15-27(A)	500	504

Specialized REITs – 5.5%
Crown Castle International Corp., 1.050%, 7-15-26	500	483
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.), 2.900%, 11-15-24	500	517
EPR Properties, 4.950%, 4-15-28	440	475

Extra Space Storage L.P.:
2.550%, 6-1-31	725	714
2.350%, 3-15-32	275	268
		2,457

Total Real Estate - 6.6%		2,961

Utilities

Electric Utilities – 2.4%
FirstEnergy Corp.:
2.650%, 3-1-30	575	570
3.400%, 3-1-50	500	491
		1,061

Total Utilities - 2.4%		1,061

TOTAL CORPORATE DEBT SECURITIES – 98.9%		$44,025
(Cost: $43,546)

MUNICIPAL BONDS - TAXABLE

Puerto Rico – 0.2%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 7.500%, 8-20-40	120	115

TOTAL MUNICIPAL BONDS - TAXABLE – 0.2%		$115
(Cost: $114)

SHORT-TERM SECURITIES	Shares

Money Market Funds(E) - 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(D)	42	42

TOTAL SHORT-TERM SECURITIES – 0.1%		$42
(Cost: $42)

TOTAL INVESTMENT SECURITIES – 99.2%		$44,182
(Cost: $43,702)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		357

NET ASSETS – 100.0%		$44,539

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $11,133 or 25.0% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2021.

(C)	All or a portion of securities with an aggregate value of $41 are on loan.
(D)	Investment made with cash collateral received from securities on loan.
(E)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$44,025	$—
Municipal Bonds	—	115	—
Short-Term Securities	42	—	—
Total	$42	$44,140	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$43,702

Gross unrealized appreciation	753
Gross unrealized depreciation	(273)

Net unrealized appreciation	$480